Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2014
Stock issuance cost	$ 3,344
Redeemable Convertible Preferred Stock [Member]
Stock issuance cost		$ 775	$ 86